Affiliated companies and variable interest entities (Account Balances and Transactions with Affiliated Companies) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	¥ 256,700	¥ 266,999
Accounts payable and other payables	676,415	635,878
Net revenues	1,804,493	1,785,238	¥ 1,854,708
Purchases	¥ 4,359,854	¥ 5,065,613	¥ 4,289,583